Prepayments, deposits, and other current assets (Details) $ in Thousands, ¥ in Millions	Dec. 15, 2023 USD ($)	Dec. 15, 2023 CNY (¥)	May 05, 2023 USD ($)	May 05, 2023 CNY (¥)	Mar. 09, 2023 USD ($)	Feb. 10, 2023 USD ($)
Prepayments, deposits, and other current assets (Details) [Line Items]
Deposits paid					$ 3,000
Deposit payment	$ 2,120	¥ 15	$ 3,530	¥ 25
Jinhe Capital Limited [Member]
Prepayments, deposits, and other current assets (Details) [Line Items]
Prepaid service fee						$ 1,000
Target [Member]
Prepayments, deposits, and other current assets (Details) [Line Items]
Equity interest percentage					100.00%